Label	Element	Value
(PIMCO Funds - Supplement) | (PIMCO TRENDS Managed Futures Strategy Fund)
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcotmfsf-20200612_SupplementTextBlock
PIMCO Funds
Supplement Dated June 12, 2020 to the Quantitative Strategies Prospectus
dated July 31, 2019 and the Statement of Additional Information dated July 31, 2019, each as supplemented from time to time
Important Information Related to the
PIMCO TRENDS Managed Futures Strategy Fund (the "Fund")
The Fund's current contractual advisory fee waiver of 0.10% of the average daily net assets of the Fund, in effect through July 31, 2020, will not be renewed.